Investment Strategy	Jun. 10, 2026
F/m Accumulator Ultrashort U.S. Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator Ultrashort Treasury Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate total return, through exposure to U.S. Treasury securities with remaining maturities between zero (0) months to twelve (12) months (“Ultrashort U.S. Treasury Securities”) while minimizing dividend and/or distribution payments. The Fund is a “fund of funds,” meaning that rather than directly investing in Ultrashort U.S. Treasury Securities, the Fund primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) that invest in, or provide exposure to, Ultrashort U.S. Treasury Securities.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in one or more Underlying Funds, which at the discretion of the Adviser may include the iShares 0-3 Month Treasury Bond ETF (SGOV), State Street SPDR Bloomberg 1-3 Month T-Bill ETF (BIL), iShares 0-1 Year Treasury Bond ETF (SHV), the F/m US Treasury 3-Month Bill ETF (TBIL), the Vanguard 0-3 Month Treasury Bill ETF (VBIL), the State Street SPDR Bloomberg 3-12 Month T-Bill ETF (BILS), Invesco Short-Term Treasury ETF (TBLL) and/or other Underlying Funds that invest primarily in Ultrashort U.S. Treasury Securities.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve tax-managed exposure to Ultrashort U.S. Treasury Securities. Underlying Fund dividends are paid to shareholders of record on the record date, and the Adviser seeks to manage the Fund’s portfolio such that it does not hold Underlying Fund shares on any dividend record date. Accordingly, the Fund may temporarily rotate into and out of Underlying Funds at the discretion of the Adviser to avoid receiving a dividend distribution, or for other reasons. To achieve such a rotation, the Fund typically will effect in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Fund may also invest in cash and cash equivalents or money market instruments for cash management purposes. Additionally, the Fund may also invest in derivatives such as options, futures contracts, or swap agreements in order to achieve its investment objective.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds and affiliated Underlying Funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments, although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund intends to elect to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator Intermediate U.S. Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator Intermediate Treasury Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate total return through exposure to U.S. Treasury securities with remaining maturities of three (3) to ten (10) years (“Intermediate U.S. Treasury Securities”), while minimizing dividend and/or distribution payments. The Fund is a “fund of funds,” meaning that rather than investing directly in Intermediate U.S. Treasury Securities, the Fund primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, as amended, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) that invest in, or provide exposure to, Intermediate U.S. Treasury Securities.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in one or more Underlying Funds, which, at the discretion of the Adviser, may include the Vanguard Intermediate-Term Treasury Index Fund ETF (VGIT), iShares 3-7 Year Treasury Bond ETF (IEI), Schwab Intermediate-Term U.S. Treasury ETF (SCHR), State Street® SPDR® Portfolio Intermediate Term Treasury ETF (SPTI) and/or other Underlying Funds that invest primarily in Intermediate U.S. Treasury Securities.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve tax-managed exposure to Intermediate U.S. Treasury Securities. Underlying Fund dividends are paid to shareholders of record on the record date, and the Adviser seeks to manage the Fund’s portfolio such that it does not hold Underlying Fund shares on any dividend record date. Accordingly, the Fund may temporarily rotate into and out of Underlying Funds at the discretion of the Adviser to avoid receiving a dividend distribution, or for other reasons. To achieve such a rotation, the Fund typically will effect in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Fund may also invest in cash and cash equivalents or money market instruments for cash management purposes. Additionally, the Fund may also invest in derivatives such as options, futures contracts, or swap agreements in order to achieve its investment objective.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds and affiliated Underlying Funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments, although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund intends to elect to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator Long-Term U.S. Treasury Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator Long Treasury Fund is an actively managed exchange-traded fund (“ETF”) that seeks to generate total return through exposure to U.S. Treasury securities with remaining maturities of greater than twenty (20) years (“Long-Term U.S. Treasury Securities”), while minimizing dividend and/or distribution payments. The Fund is a “fund of funds,” meaning that, rather investing directly in Long-Term U.S. Treasury Securities, the Fund primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, as amended, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) that invest in, or provide exposure to, Long-Term U.S. Treasury Securities.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in one or more Underlying Funds, which, at the discretion of the Adviser, may include the iShares 20+ Year Treasury Bond ETF (TLT), iShares 10-20 Year Treasury Bond ETF (TLH), State Street® SPDR® Portfolio Long Term Treasury ETF (SPTL), Vanguard Long-Term Treasury Index Fund ETF (VGLT) and/or other Underlying Funds that invest primarily in Long-Term U.S. Treasury Securities.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve tax-managed exposure to Long-Term U.S. Treasury Securities. Underlying Fund dividends are paid to shareholders of record on the record date, and the Adviser seeks to manage the Fund’s portfolio such that it does not hold Underlying Fund shares on any dividend record date. Accordingly, the Fund may temporarily rotate into and out of Underlying Funds at the discretion of the Adviser to avoid receiving a dividend distribution, or for other reasons. To achieve such a rotation, the Fund typically will effect in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Fund may also invest in cash and cash equivalents or money market instruments for cash management purposes. Additionally, the Fund may also invest in derivatives such as options, futures contracts, or swap agreements in order to achieve its investment objective.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds and affiliated Underlying Funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund intends to elect to be and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).

F/m Accumulator TIPS Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The F/m Accumulator TIPS Fund is an actively managed exchange-traded fund (“ETF”) that seeks to deliver investment returns that correspond (before fees and expenses) with the U.S. Treasury Inflation-Protected Securities (“TIPS”) market, while minimizing dividend and/or distribution payments. The Fund is a “fund of funds,” meaning that rather than directly investing in TIPS, the Fund primarily invests its assets in the shares of affiliated and unaffiliated underlying funds that are registered under the Investment Company Act of 1940, as amended, more specifically, ETFs (each an “Underlying Fund” and together, the “Underlying Funds”) that invest in, or provide exposure to, TIPS of any maturity. For purposes of this Fund, TIPS are defined as income-generating instruments whose interest and principal payments are adjusted for inflation. The inflation adjustment, which is typically applied monthly to the principal of the bond, follows a designated inflation index, the non-seasonally adjusted Consumer Price Index for All Urban Consumers (“CPI-U”), and TIPS’ principal payments are adjusted according to changes in the CPI-U. A fixed coupon rate is applied to the inflation-adjusted principal so that, as inflation rises, both the principal value and the interest payments increase. This can provide a hedge against inflation, as it helps preserve the purchasing power of an investment. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds.

Under normal market conditions, F/m Investments LLC (the “Adviser”) seeks to achieve the Fund’s objective by investing at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) in one or more Underlying Funds, which, at the discretion of the Adviser, may include the iShares TIPS Bond ETF (TIP), the Vanguard Short-Term Inflation-Protected Securities ETF (VTIP), the Schwab U.S. TIPS ETF (SCHP), the F/m Ultrashort Treasury Inflation-Protected Securities (TIPS) ETF (RBIL) and/or other Underlying Funds that invest primarily in TIPS of any maturity.

The Adviser seeks to manage the Fund’s portfolio such that the Fund minimizes any dividend or other income distributions to shareholders each year. The strategy has been designed for investors seeking to achieve tax-managed exposure to TIPS. Underlying Fund dividends are paid to shareholders of record on the record date, and the Adviser seeks to manage the Fund’s portfolio such that it does not hold Underlying Fund shares on any dividend record date. Accordingly, the Fund may temporarily rotate into and out of Underlying Funds at the discretion of the Adviser to avoid receiving a dividend distribution, or for other reasons. To achieve such a rotation, the Fund typically will effect in-kind creation and redemption transactions, which the Adviser does not expect to have tax implications beyond those ordinarily associated with in-kind transactions.

The Fund may also invest in cash and cash equivalents or money market instruments for cash management purposes. Additionally, the Fund may also invest in derivatives such as options, futures contracts, or swap agreements in order to achieve its investment objective.

The Fund may enter into reverse repurchase agreements in amounts not exceeding one-third of the Fund’s total assets (including the amount borrowed).

The Fund may also seek to increase its income by lending securities. These loans will be secured by collateral (consisting of cash, U.S. government securities, or irrevocable letters of credit) maintained in an amount equal to at least 102% for domestic issuers and 105% of foreign issuers of the market value, determined daily, of the loaned securities. Cash collateral received by the Fund in connection with its lending of portfolio securities will be invested in short-term investments, including money market funds and affiliated Underlying Funds.

In order to respond to adverse market, economic, political, or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its investment objective and principal investment strategy and invest without limit in cash and prime quality cash equivalents such as prime commercial paper and other money market instruments, although it may only do so for up to 90 days. A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Fund has elected and intends to qualify each year for treatment as a regulated investment company (“RIC”) under Subchapter M of Subtitle A, Chapter 1, of the Internal Revenue Code of 1986, as amended (the “Code”).